Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Dec. 30, 2013
Prospectus Date	Dec. 30, 2013
Class I Prospectus | PNC Mid Cap Index Fund | Class I
Risk/Return:
Trading Symbol	PMCIX
Class I Prospectus | PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:
Trading Symbol	PSXIX
Class I Prospectus | PNC Small Cap Index Fund | Class I
Risk/Return:
Trading Symbol	PISCX
Class R4 and R5 Prospectus | PNC Mid Cap Index Fund | Class R4
Risk/Return:
Trading Symbol	PMCEX
Class R4 and R5 Prospectus | PNC Mid Cap Index Fund | Class R5
Risk/Return:
Trading Symbol	PMCFX
Class R4 and R5 Prospectus | PNC S&P 500 INDEX FUND | Class R4
Risk/Return:
Trading Symbol	PSPEX
Class R4 and R5 Prospectus | PNC S&P 500 INDEX FUND | Class R5
Risk/Return:
Trading Symbol	PSFFX
Class R4 and R5 Prospectus | PNC Small Cap Index Fund | Class R4
Risk/Return:
Trading Symbol	PESCX
Class R4 and R5 Prospectus | PNC Small Cap Index Fund | Class R5
Risk/Return:
Trading Symbol	PSCFX